Ariel Investment Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

November 17, 2010

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

Re:          Ariel Investment Trust (the “Trust”)
File Nos.: 033-07699 and 811-04786

Ladies and Gentlemen:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended, (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust to add one new series, Ariel Discovery Fund (the “Fund”), is Post-Effective Amendment No. 41, under the 1933 Act, and Amendment No. 41, under the 1940 Act, to the Trust’s Registration Statement on Form N-1A (the “Amendment”) to become effective on February 1, 2011.

Pursuant to Rule 485(a)(2) of the 1933 Act, the Trust anticipates that this filing shall become effective 75 days after filing.  At or before the 75-day effective date, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment.  The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment and to update any missing information and/or file updated exhibits to the Registration Statement.  Subsequently, it is anticipated that the Trust will file Summary Prospectuses under Rule 497(k).

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6620.

Very truly yours,

/s/ Alia S. Mendez

Alia S. Mendez, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures